UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

The New Economy Fund®
Investment portfolio

August 31, 2007
unaudited

Common stocks — 94.34%	Shares	Market value (000)

SOFTWARE & SERVICES — 10.73%
Google Inc., Class A1	474,500	$244,486
Microsoft Corp.	5,080,000	145,948
Yahoo! Inc.[1]	5,595,000	127,174
Oracle Corp.[1]	4,870,000	98,764
Tencent Holdings Ltd.	18,122,000	94,144
Symantec Corp.[1]	5,000,000	94,050
NAVTEQ Corp.[1]	964,000	60,732
Paychex, Inc.	1,125,000	49,984
eBay Inc.[1]	1,100,000	37,510
CNET Networks, Inc.[1]	4,080,000	29,866
Automatic Data Processing, Inc.	465,000	21,269
Iron Mountain Inc.[1]	600,000	16,956
Novell, Inc.[1]	1,760,000	13,094
ProAct Holdings, LLC[1,2,3]	3,500,000	—
		1,033,977

BANKS — 10.07%
Freddie Mac	1,830,000	112,746
Pusan Bank	5,160,000	96,269
HDFC Bank Ltd.	3,000,000	86,536
Wells Fargo & Co.	2,200,000	80,388
ICICI Bank Ltd.	3,660,000	80,048
UniCredito Italiano SpA	8,450,000	72,302
Société Générale	325,275	52,468
Hudson City Bancorp, Inc.	3,000,000	42,660
Erste Bank der oesterreichischen Sparkassen AG	548,500	39,756
Raiffeisen International Bank Holding AG	254,500	36,762
Grupo Financiero Banorte, SAB de CV, Series O	8,800,000	35,884
Shinhan Financial Group Co., Ltd.	522,180	31,843
Kookmin Bank	369,200	29,835
Banco Santander, SA	1,629,523	29,755
BNP Paribas SA	262,550	27,699
Daegu Bank, Ltd.	1,448,800	27,030
Banco Bradesco SA, preferred nominative	1,052,934	26,250
Sberbank (Savings Bank of the Russian Federation) (GDR)	50,000	21,543
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	18,634
JSC Halyk Bank of Kazakhstan (GDR)	473,000	9,574
JSC Halyk Bank of Kazakhstan (GDR)[2]	115,400	2,336
HSBC Holdings PLC (United Kingdom)	398,812	7,214
Hypo Real Estate Holding AG	48,265	2,651
		970,183

TECHNOLOGY HARDWARE & EQUIPMENT — 8.16%
Cisco Systems, Inc.[1]	4,329,200	138,188
Apple Inc.[1]	750,000	103,860
EMC Corp.[1]	3,600,000	70,776
Delta Electronics, Inc.	15,498,000	57,783
Nokia Corp.	1,730,000	56,980
SanDisk Corp.[1]	900,000	50,454
Acer Inc.	28,216,654	49,522
QUALCOMM Inc.	1,200,000	47,868
Wistron Corp.	25,135,528	45,715
Advantech Co., Ltd.	11,994,777	36,250
Nidec Corp.	450,000	31,541
Seagate Technology	1,200,000	30,984
AU Optronics Corp.	10,309,868	14,938
Wintek Corp.	12,035,965	13,791
LG.Philips LCD Co., Ltd.[1]	323,000	13,740
Flextronics International Ltd.[1]	1,031,534	11,749
International Business Machines Corp.	100,000	11,669
		785,808

TELECOMMUNICATION SERVICES — 7.91%
Telephone and Data Systems, Inc.	931,100	60,289
Telephone and Data Systems, Inc., Special Common Shares	931,100	57,263
Sprint Nextel Corp., Series 1	4,730,000	89,492
MTN Group Ltd.	4,908,800	75,011
Qwest Communications International Inc.[1]	6,659,000	59,598
Bharti Airtel Ltd.[1]	2,500,000	54,136
DiGi.Com Bhd.	8,647,800	49,910
Koninklijke KPN NV	3,028,300	47,209
Philippine Long Distance Telephone Co.	465,040	26,610
Philippine Long Distance Telephone Co. (ADR)	299,500	17,590
Singapore Telecommunications Ltd.	16,800,000	40,102
Millicom International Cellular SA1	430,000	36,262
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	28,559,000	33,017
OJSC Mobile TeleSystems (ADR)	427,300	28,270
Time Warner Telecom Inc., Class A1	1,280,000	28,096
Level 3 Communications, Inc.[1]	4,000,000	20,920
NeuStar, Inc., Class A1	574,900	18,178
LG Telecom Ltd.[1]	1,260,253	12,831
Advanced Info Service PCL	2,548,000	6,907
		761,691

HEALTH CARE EQUIPMENT & SERVICES — 7.02%
Medtronic, Inc.	1,555,000	82,166
Smith & Nephew PLC	6,196,500	72,972
Aetna Inc.	1,205,000	61,347
American Medical Systems Holdings, Inc.[1]	3,195,000	58,788
C. R. Bard, Inc.	650,000	54,203
St. Jude Medical, Inc.[1]	1,200,000	52,284
Kyphon Inc.[1]	760,500	50,855
NuVasive, Inc.[1]	1,490,186	47,537
CIGNA Corp.	750,000	38,760
Express Scripts, Inc.[1]	700,000	38,325
Beckman Coulter, Inc.	440,000	31,658
UnitedHealth Group Inc.	600,000	30,006
Cardinal Health, Inc.	360,000	24,617
FoxHollow Technologies, Inc.[1]	750,000	18,412
Mentor Corp.	182,300	8,129
Apria Healthcare Group Inc.[1]	242,100	6,447
		676,506

RETAILING — 6.96%
Target Corp.	2,250,000	148,342
Lowe’s Companies, Inc.	3,550,000	110,263
Stockmann Oyj, Class B	1,600,000	71,013
Best Buy Co., Inc.	1,550,000	68,122
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,690,000	51,029
Li & Fung Ltd.	12,000,000	44,485
O’Reilly Automotive, Inc.[1]	1,045,000	37,139
Limited Brands, Inc.	1,373,800	31,817
Tractor Supply Co.[1]	600,000	28,896
Lotte Shopping Co.	70,000	26,157
Expedia, Inc.[1]	852,395	25,444
Williams-Sonoma, Inc.	369,800	12,325
DSG International PLC	3,556,600	11,116
Takashimaya Co., Ltd.	352,000	3,774
		669,922

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.57%
Intel Corp.	5,400,000	139,050
MEMC Electronic Materials, Inc.[1]	1,213,200	74,515
Texas Instruments Inc.	2,050,000	70,192
Altera Corp.	1,750,000	41,667
Samsung Electronics Co., Ltd.	57,500	36,229
Maxim Integrated Products, Inc.	1,200,000	36,012
Siliconware Precision Industries Co., Ltd.	17,191,749	34,654
Applied Materials, Inc.	1,400,000	29,904
Hynix Semiconductor Inc.[1]	691,820	24,892
Linear Technology Corp.	600,000	20,394
Microchip Technology Inc.	500,000	19,260
Advanced Micro Devices, Inc.[1]	501,600	6,521
Sunplus Technology Co. Ltd.	1,798,373	3,216
		536,506

MEDIA — 5.18%
Time Warner Inc.	6,640,000	126,027
News Corp., Class A	3,502,815	70,862
Comcast Corp., Class A1	2,000,000	52,180
British Sky Broadcasting Group PLC	3,335,000	45,428
Walt Disney Co.	1,300,000	43,680
XM Satellite Radio Holdings Inc., Class A1	3,100,000	38,657
Vivendi SA	900,000	36,805
E. W. Scripps Co., Class A	613,000	25,194
Arbitron Inc.	485,000	24,168
Schibsted ASA	525,000	23,708
SET India Ltd.[1,2,3]	79,866	8,042
Next Media Ltd.	13,136,000	3,758
		498,509

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.67%
Bayer AG	1,314,000	103,711
Roche Holding AG	530,400	92,221
Novo Nordisk A/S, Class B	520,000	57,843
Bristol-Myers Squibb Co.	1,400,000	40,810
Millennium Pharmaceuticals, Inc.[1]	3,200,000	32,480
Richter Gedeon NYRT	155,000	30,747
UCB SA	501,960	28,250
Forest Laboratories, Inc.[1]	750,000	28,222
Amgen Inc.[1]	325,000	16,286
Applera Corp., Celera group[1]	750,000	9,877
Merck KGaA	73,965	9,489
		449,936

ENERGY — 4.21%
Schlumberger Ltd.	2,350,000	226,775
Smith International, Inc.	1,350,000	90,463
FMC Technologies, Inc.[1]	750,000	71,025
Baker Hughes Inc.	200,000	16,772
		405,035

UTILITIES — 2.94%
Veolia Environnement	1,083,200	83,074
Tanjong PLC	9,393,000	45,086
RWE AG	340,000	38,242
Electricity Generating PCL	9,011,000	30,466
Hong Kong and China Gas Co. Ltd.	11,046,200	25,505
Electric Power Development Co., Ltd.	647,400	23,750
E.ON AG	113,000	18,963
Tokyo Gas Co., Ltd.	2,220,000	11,019
NTPC Ltd.	1,619,000	6,909
		283,014

TRANSPORTATION — 2.90%
Ryanair Holdings PLC (ADR)[1]	2,539,800	106,087
JetBlue Airways Corp.[1]	3,900,000	37,128
Cintra, Concesiones de Infraestructuras de Transporte, SA	2,300,000	36,169
Singapore Post Private Ltd.	41,974,000	34,132
United Parcel Service, Inc., Class B	375,000	28,447
Nippon Express Co., Ltd.	3,950,000	20,798
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	182,700	9,221
Brisa Auto-Estradas de Portugal SA	598,000	7,684
		279,666

CONSUMER SERVICES — 2.64%
Las Vegas Sands Corp.[1]	1,200,000	119,640
Carnival Corp., units	1,100,000	50,149
William Hill PLC	3,891,740	48,263
Shangri-La Asia Ltd.	11,990,000	28,668
OPAP (Greek Organization of Football Prognostics) SA	198,710	7,273
		253,993

DIVERSIFIED FINANCIALS — 2.37%
Capital One Financial Corp.	880,000	56,901
Citigroup Inc.	1,000,000	46,880
Deutsche Börse AG	356,262	39,324
ING Groep NV	761,910	30,649
Bank of New York Mellon Corp.	731,135	29,560
JPMorgan Chase & Co.	550,000	24,486
		227,800

COMMERCIAL SERVICES & SUPPLIES — 2.01%
Monster Worldwide, Inc.[1]	2,550,000	87,210
Rentokil Initial PLC	12,000,000	41,911
Corporate Express NV	2,000,000	22,457
Robert Half International Inc.	700,000	22,358
United Stationers Inc.[1]	336,300	19,848
		193,784

FOOD & STAPLES RETAILING — 1.95%
Whole Foods Market, Inc.	1,250,000	55,325
Walgreen Co.	1,200,000	54,084
Wal-Mart de México, SAB de CV, Series V	12,400,000	44,124
Costco Wholesale Corp.	560,000	34,580
		188,113

INSURANCE — 1.83%
American International Group, Inc.	1,613,985	106,523
Admiral Group PLC	2,000,000	34,039
XL Capital Ltd., Class A	250,000	19,050
AXA SA	415,000	16,632
		176,244

CAPITAL GOODS — 0.97%
Boart Longyear Ltd.[1]	24,769,230	44,701
Boart Longyear Ltd.[1,2]	15,230,770	27,487
UAP Holding Corp.	475,000	14,207
PT AKR Corporindo Tbk	45,000,000	5,131
Hi-P International Ltd.	3,885,000	1,758
		93,284

CONSUMER DURABLES & APPAREL — 0.88%
Burberry Group PLC	2,515,000	30,961
Cyrela Brazil Realty SA, ordinary nominative	2,700,000	25,508
GEOX SpA	890,904	16,232
SEGA SAMMY HOLDINGS INC.	786,000	11,948
		84,649

MATERIALS — 0.34%
Nitto Denko Corp.	718,000	33,467

REAL ESTATE — 0.05%
AEON Mall Co., Ltd.	148,000	4,459

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		479,944

Total common stocks (cost: $6,816,475,000)		9,086,490

Convertible securities — 0.09%	Principal amount

TELECOMMUNICATION SERVICES — 0.09%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$6,400,000	8,488

Total convertible securities (cost: $6,400,000)		8,488

	Principal amount	Market value
Short-term securities — 5.25%	(000)	(000)

Procter & Gamble International Funding S.C.A. 5.215–5.23% due 9/12–11/6/2007[2]	$106,300	$105,506
Federal Home Loan Bank 4.81–5.00% due 10/10–11/16/2007	91,800	91,131
Edison Asset Securitization LLC 5.25% due 9/21–10/9/2007[2]	72,613	72,336
International Bank for Reconstruction and Development 5.15% due 9/17/2007	53,400	53,270
Park Avenue Receivables Co., LLC 5.75% due 9/4/2007[2]	28,500	28,482
Variable Funding Capital Corp. 5.67% due 10/5/2007[2]	25,000	24,862
CAFCO LLC 5.25% due 9/14/2007[2]	19,700	19,660
Coca-Cola Co. 5.21% due 9/17/2007[2]	19,700	19,652
FCAR Owner Trust I 5.28% due 10/15/2007	18,400	18,271
Fannie Mae 5.14–5.15% due 9/26–10/17/2007	17,700	17,614
Wal-Mart Stores Inc. 5.215% due 10/29/2007[2]	17,600	17,445
Abbott Laboratories 5.20–5.22% due 9/18–10/26/2007[2]	17,000	16,909
Harley-Davidson Funding Corp. 5.24% due 9/26/2007[2]	16,800	16,739
Tennessee Valley Authority 4.73% due 9/27/2007	4,000	3,986

Total short-term securities (cost: $505,802,000)		505,863

Total investment securities (cost: $7,328,677,000)		9,600,841
Other assets less liabilities		31,024

Net assets		$9,631,865

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $359,456,000, which represented 3.73% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,042,000.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended August 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 8/31/07 (000)

Apria Healthcare Group Inc.*	2,200,000	—	1,957,900	242,100	—	—

*Unaffiliated issuer at 8/31/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,559,430
Gross unrealized depreciation on investment securities	(287,309)
Net unrealized appreciation on investment securities	2,272,121
Cost of investment securities for federal income tax purposes	7,328,720

 unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-914-1007O-S10932

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: October 29, 2007